Performance Management - Global & International Equity Mutual Fund - Nomura Emerging Markets Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Nomura Emerging Markets Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800-523-1918 or by visiting our website at nomuraassetmanagement.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods illustrated in this bar chart, Class A’s highest quarterly return was 27.55% for the quarter ended June 30, 2020, and its lowest quarterly return was -26.34% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years or lifetime
Class A return before taxes.................................................	75.85%	8.79%	12.57%
Class A return after taxes on distributions.......................................	64.75%	7.05%	11.63%
Class A return after taxes on distributions and sale of Fund shares.....................	45.50%	6.29%	10.21%
Class C return before taxes.................................................	84.11%	9.26%	12.39%
Class R return before taxes.................................................	86.10%	9.81%	12.96%
Institutional Class return before taxes..........................................	87.01%	10.35%	13.52%
Class R6 return before taxes (lifetime: 5/2/16–12/31/25).............................	87.21%	10.47%	13.15%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)...........	33.57%	4.20%	8.42%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)....	34.36%	4.67%	8.86%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	nomuraassetmanagement.com/performance
Performance Availability Phone [Text]	800-523-1918
A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	27.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020